UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

2214 Michigan Avenue, Suite E Arlington, TX	76013
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 817.529.0444

Date of fiscal year end:  10/31/2009

Date of reporting period: 10/31/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended October 31, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

OCTOBER 31, 2009

                                 December 3, 2009
Dear Epiphany Shareholder:

We are pleased to be writing to you as the Epiphany Faith and Family Values 100 Fund approaches the three year mark in its history!  As we’ve learned, starting a new mutual fund is both exciting and challenging.

In the past year, we have refined our Catholic investment process under the title of the Catholic Scorecard™.  This proprietary screening methodology is based on the moral and social justice teachings of the Catholic Church and in our opinion is defined, prudent, and measurable.  In addition, the Scorecard is supported by the Trinity Fiduciary’s Advisory Board, a group of respected Catholics who provide input to the screening methodology.

During the fiscal year ended October 31, 2009, the markets in general displayed bizarre and frenzied characteristics.  As you can see, the one year performance numbers look relatively normal, with the S&P 500 Index up 9.80%.  The story of how it occurred, however, is anything but normal.  For the period from November 2008 through mid-March 2009, the S&P Index was down 30%, followed by a 7 ½ month increase of 52%.  Since the launch of the Fund, my goal has been to produce market performance with social screening.  If you look at the comparative performance of the Fund since inception to either index, we have more than accomplished that goal.  Comparative performance through the fiscal year ended October 31, 2009 was as follows:

		For the Year Ended October 31, 2009	Commencement of Operations through October 31, 2009(1)
Class N		9.76%	(7.98)%
Class A	Without sales load	9.60%	(7.49)%
	With sales load	4.12%	(10.38)%
Class C	Without contingent deferred sales charge	9.12%	(9.56)%
	With contingent deferred sales charge	8.03%	(9.56)%
S&P 500 Total Return Index(2)*		9.80%	(8.44)%
Domini 400 Social Index(2)**		9.76%	(8.89)%

(1)
Epiphany Faith and Family Values 100 Fund Class N shares commenced operations on January 8, 2007, Class A shares commenced operations on March 19, 2008 and Class C shares commenced operations on February 13, 2008.

(2)	Commencement of operations return assumes inception date of January 8, 2007.

In the period of increase over the past year, lower quality stocks that were really beat up in the downturn performed especially well.  As you know, we prefer to invest in quality stocks that pass the Catholic Scorecard™.  Therefore, we are quite happy that the Fund equaled the benchmark indices, providing average performance for the year as a whole.  Some of the stocks held in the Fund that provided strong performance during the year were TJX Cos., Inc., John Deere, and Avon.

As of October 31, 2009, the Fund’s portfolio reflected the following industry weightings:

Oil & Gas	10.18%	Semiconductors	3.56%	Software	1.07%
Food & Beverage	8.64%	Commercial Services	3.39%	Advertising	1.02%
Healthcare Product & Services	7.37%	Machinery	3.10%	Biotechnology	0.99%
Telecommunications	7.10%	Banks	2.71%	Chemicals	0.96%
Retail	6.99%	Cosmetics & Toiletries	2.41%	Tools	0.94%
Insurance	6.87%	Auto Manufacturers	2.31%	Pipelines	0.89%
Utilities	5.47%	Pharmaceuticals	1.88%	Energy – Alternate Sources	0.83%
Aerospace & Defense	4.55%	Multimedia	1.42%	Internet	0.83%
Miscellaneous Manufacturing	4.28%	Savings & Loans	1.25%	Iron & Steel	0.79%
Computers	3.71%	Diversified Financial Services	1.13%	Packaging & Containers	0.64%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of October 31, 2009 and are subject to change. Excludes short-term investments.

As of October 31, 2009, the Fund’s top five holdings were as follows:

Deere & Co.	1.72%
3M Co.	1.58%
Hewlett-Packard Co.	1.58%
Hormel Foods Corp.	1.57%
Kellogg Co.	1.55%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of October 31, 2009 and are subject to change. Excludes short-term investments.

Also, in the latter part of the fiscal year, in an effort to diversify, the Fund expanded its number of holdings to 92 stocks, and a greater effort was made to be sector neutral.  These changes were made at the beginning of the 3rd quarter of 2009.  This effort contributed to the strong performance because we have consistently sold portions of current positions to balance the Fund and used those proceeds to purchase additional quality stocks.  We anticipate that this will smooth out the performance of the Fund going forward, while maintaining our focus on quality.

Many blessings to you and your family during this joyful season.

Sam Saladino
Portfolio Manager
Epiphany Funds

This report is intended for the Fund’s Shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call 1-877-977-3747.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before you invest.  The Fund imposes a 2.00% redemption fee on each class of shares redeemed within 60 days of purchase.  A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge ("CDSC") of 1.00% in the event of certain redemption transactions within one year following such investments.

* The S&P 500 Total Return Index ("S&P 500") by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  As with any fund, save an index fund, that commonly compares its performance to the S&P 500, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising this index.

** The Domini 400 Social Index ("DS400") by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index.  The DS400 is the first benchmark for equity portfolios subject to multiple social screens.  It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.  As with any fund, save an index fund, that commonly compares its performance to the DS400, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 1, 2009 for the Epiphany Faith and Family Values 100 Fund were as follows:
Epiphany Faith and Family Values 100 Fund Class N, gross of fee waivers or expense reimbursements	10.65%
Epiphany Faith and Family Values 100 Fund Class N, after waiver and reimbursement ***	1.60%
Epiphany Faith and Family Values 100 Fund Class A, gross of fee waivers or expense reimbursements	10.63%
Epiphany Faith and Family Values 100 Fund Class A, after waiver and reimbursement ***	1.60%
Epiphany Faith and Family Values 100 Fund Class C, gross of fee waivers or expense reimbursements	11.23%
Epiphany Faith and Family Values 100 Fund Class C, after waiver and reimbursement ***	2.35%

*** The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets of the Fund’s Class N and Class A shares and 2.25% of the average daily net assets of the Fund’s Class C shares through February 29, 2012.  Total Gross Operating Expenses during the year ended October 31, 2009 were 8.22%, 8.22%, and 8.97% for the Class N, Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended October 31, 2009.

EPIPHANY FUNDS	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE EPIPHANY FAITH
AND FAMILY VALUES 100 FUND, THE DOMINI 400 SOCIAL INDEX
AND THE S&P 500 TOTAL RETURN INDEX

12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
Dollars ($)
$7,914
$7,807
$7,698
01/08/07
01/31/07
04/30/07
07/31/07
10/31/07
01/31/08
04/30/08
07/31/08
10/31/08
01/31/09
04/30/09
07/31/09
10/31/09
Class N Shares
Domini 400 Social Index
S&P 500 Total Return Index

Average Annual Total Return

		For the Year Ended October 31, 2009	Commencement of Operations through October 31, 2009(1)
Class N		9.76%	(7.98)%
Class A	Without sales load	9.60%	(7.49)%
	With sales load	4.12%	(10.38)%
Class C(2)	Without contingent deferred sales charge	9.12%	(9.56)%
	With contingent deferred sales charge	8.03%	(9.56)%
Domini 400 Social Index(3)		9.76%	(8.89)%
S&P 500 Total Return Index(3)		9.80%	(8.44)%
(1)
Epiphany Faith and Family Values 100 Fund Class N shares commenced operations on January 8, 2007, Class A shares commenced operations on March 19, 2008, Class C shares commenced operations on February 13, 2008.

(2)	Returns shown are aggregate total returns, not annualized.
(3)	Commencement of operations return assumes inception date of January 8, 2007.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total return calculations reflect expense reimbursements and/or fee waivers in the applicable periods.  See financial highlights for periods where fees were waived and/or reimbursed.  Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call 1-877-977-3747.  The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days of purchase.

The above graph depicts the performance of the Epiphany Faith and Family Values 100 Fund Class N shares versus the Domini 400 Social Index and the S&P 500 Total Return Index.  The Domini 400 Social Index (“DS400”) by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index.  The DS400 is the first benchmark for equity portfolios subject to multiple social screens.  It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios.  The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the DS400 Index and the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising these indices.

EPIPHANY FUNDS

Information About Your Fund’s Expenses (Unaudited)	ANNUAL REPORT

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 5/01/09 through 10/31/09.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 5/01/09 through 10/31/09
Epiphany Faith and Family Values 100 Fund Actual Fund Return (in parentheses)	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period *
Class N (+16.93%)	$ 1,000.00	$ 1,169.30	$ 8.20
Class A (+16.79%)	1,000.00	1,167.90	8.20
Class C (+16.57%)	1,000.00	1,165.70	12.28

Hypothetical 5% Fund Return	Beginning Account Value 5/01/09	Ending Account Value 10/31/09	Expenses Paid During Period *
Class N	$ 1,000.00	$ 1,017.64	$ 7.63
Class A	1,000.00	1,017.64	7.63
Class C	1,000.00	1,013.86	11.42

* Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 1.50%, and 2.25% for the Class N, Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-977-3747.  Please read it carefully before you invest or send money.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
October 31, 2009	ANNUAL REPORT

	Shares	Value
COMMON STOCK - (96.18%)

ADVERSTING (1.01%)
Omnicom Group, Inc.	828	$28,384

AEROSPACE & DEFENSE - (4.50%)
Boeing Co.	575	27,485
L-3 Communications Holdings, Inc.	310	22,410
Northrop Grumman Corp.	675	33,838
United Technologies Corp.	700	43,015
		126,748
AUTO MANUFACTURERS - (2.29%)
Johnson Controls, Inc.	975	23,322
PACCAR, Inc.	1,100	41,151
		64,473

BANKS - (2.68%)
Bank of New York Mellon Corp.	789	21,035
BB&T Corp.	951	22,738
PNC Financial Services Group, Inc.	650	31,811
		75,584

BIOTECHNOLOGY - (0.98%)
Gilead Sciences, Inc. *	650	27,657

CHEMICALS - (0.95%)
Monsanto Co.	400	26,872

COMMERCIAL SERVICES - (3.35%)
Automatic Data Processing, Inc.	800	31,840
Mastercard, Inc.	120	26,282
Western Union Co.	2,000	36,340
		94,462

COMPUTERS - (3.67%)
Apple, Inc. *	150	28,275
EMC Corp. *	1,900	31,293
Hewlett-Packard Co.	925	43,900
		103,468

COSMETICS & TOILETRIES - (2.39%)
Avon Products, Inc.	750	24,037
Colgate-Palmolive Co.	550	43,246
		67,283

DIVERSIFIED FINANCIAL SERVICES - (1.11%)
Franklin Resources, Inc.	300	31,389

ENERGY - ALTERNATE SOURCES - (0.82%)
First Solar, Inc. *	190	23,167

FOOD & BEVERAGE - (8.54%)
Coca-Cola Co.	465	24,789
General Mills, Inc.	625	41,200
H.J. Heinz Co.	838	33,721
Hormel Foods Corp.	1,200	43,752
Kellogg Co.	840	43,294
Kraft Foods, Inc. Class A	955	26,282
Sysco Corp.	1,050	27,772
		240,810

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
October 31, 2009	ANNUAL REPORT

	Shares	Value

COMMON STOCK - (96.18%) Continued

HEALTHCARE PRODUCTS & SERVICES - (7.29%)
Baxter International, Inc.	750	$40,545
Boston Scientific Corp. *	2,325	18,879
Covidien Plc	910	38,329
Medtronic, Inc.	840	29,988
St Jude Medical, Inc. *	750	25,560
Stryker Corp.	550	25,300
Zimmer Holdings, Inc. *	510	26,811
		205,412

INSURANCE - (6.79%)
Aflac, Inc.	1,000	41,490
Allstate Corp.	855	25,282
AON Corp.	600	23,106
Loews Corp.	725	23,997
Marsh & McLennan Cos., Inc.	1,300	30,498
MetLife, Inc.	685	23,310
Progressive Corp.	1,490	23,840
		191,523

INTERNET - (0.82%)
Yahoo!, Inc. *	1,450	23,055

IRON & STEEL - (0.78%)
Nucor Corp.	550	21,918

MACHINERY - (3.06%)
Caterpillar, Inc.	700	38,542
Deere & Co.	1,050	47,828
		86,370

MISCELLANEOUS MANUFACTURING - (4.23%)
3M Co.	600	44,142
Illinois Tool Works, Inc.	800	36,736
Teleflex, Inc.	770	38,307
		119,185

MULTIMEDIA - (1.41%)
McGraw-Hill Cos., Inc.	1,380	39,716

OIL & GAS - (10.06%)
Apache Corp.	270	25,412
Chesapeake Energy Corp.	885	21,682
Devon Energy Corp.	365	23,619
EOG Resources, Inc.	365	29,806
Murphy Oil Corp.	430	26,290
National Oilwell Varco, Inc. *	580	23,774
Occidental Petroleum Corp.	400	30,352
Schlumberger Ltd.	400	24,880
Sempra Energy	500	25,725
Southwestern Energy Co. *	600	26,148
XTO Energy, Inc.	625	25,975
		283,663

PACKAGING & CONTAINERS - (0.63%)
Packaging Corp. of America	980	17,914

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
October 31, 2009	ANNUAL REPORT

	Shares	Value

COMMON STOCK - (96.18%) Continued

PHARMACEUTICALS - (1.86%)
Abbott Laboratories	531	$26,853
Express Scripts, Inc. *	320	25,574
		52,427

PIPELINES - (0.88%)
Spectra Energy Corp.	1,300	24,856

RETAIL - (6.91%)
Best Buy Co., Inc.	655	25,008
Costco Wholesale Corp.	630	35,816
CVS Caremark Corp.	1,200	42,360
Lowe's Cos., Inc.	1,394	27,281
TJX Cos., Inc.	750	28,013
Yum! Brands, Inc.	1,100	36,245
		194,723

SAVINGS & LOANS - (1.23%)
Hudson City Bancorp, Inc.	2,650	34,821

SEMICONDUCTORS - (3.52%)
Analog Devices, Inc.	1,350	34,601
Applied Materials, Inc.	3,000	36,600
Texas Instruments, Inc.	1,200	28,140
		99,341

SOFTWARE - (1.06%)
CA, Inc.	1,430	29,916

TELECOMMUNICATIONS - (7.02%)
American Tower Corp. *	685	25,222
CenturyTel, Inc.	560	18,178
Corning, Inc.	1,100	16,071
Juniper Networks, Inc. *	935	23,852
Motorola, Inc.	2,950	25,282
Qualcomm, Inc.	640	26,502
Rogers Communications, Inc.	1,100	32,208
Verizon Communications, Inc.	1,030	30,478
		197,793

TOOLS - (0.92%)
Lincoln Electric Holdings, Inc.	550	26,092

UTILITIES - (5.41%)
Edison International	900	28,638
Exelon Corp.	755	35,455
Progress Energy, Inc.	635	23,832
Public Service Enterprise Group, Inc.	1,169	34,836
Southern Co.	950	29,631
		152,392

TOTAL COMMON STOCK (Cost $2,749,408)		2,711,414

SHORT-TERM INVESTMENTS - (2.69%)
Fidelity Institutional Money Market Fund - Class I, 0.34% ** (Cost $75,703)	75,703	75,703

TOTAL INVESTMENTS (Cost $2,825,111) - 98.87%		$2,787,117

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.13%		31,961

NET ASSETS - 100%		$2,819,078

* Non-Income producing security.
** Rate shown represents the rate at October 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

STATEMENT OF ASSETS AND LIABILITIES - October 31, 2009	ANNUAL REPORT

Assets:
Investments, at market (identified cost $2,825,111)	$2,787,117
Due from adviser	47,042
Prepaid expenses	8,259
Receivables:
Capital shares sold	11,300
Dividends	4,386
Interest	36
Total assets	2,858,140

Liabilities:
Payables:
Accrued expenses	31,123
Due to administrator	4,623
Accrued Distribution (12b-1) fees	3,316
Total liabilities	39,062

Net Assets	$2,819,078

Sources of Net Assets:
Paid-in capital	$3,148,145
Undistributed net investment income	1,063
Accumulated net realized loss on investments	(292,136)
Net unrealized depreciation on investments	(37,994)

Total Net Assets (369,639 shares of benefical interest issued and
outstanding, unlimited shares authorized)	$2,819,078

Class N shares:
Net Assets applicable to 357,131 shares outstanding	$2,723,736
Net Asset Value, and offering price per share	$7.63

Minimum redemption price per share 1	$7.48

Class A shares:
Net Assets applicable to 11,061 shares outstanding	$84,319
Net Asset Value	$7.62

Maximum Offering price per share 2	$8.02

Minimum redemption price per share 1	$7.47

Class C shares:
Net Assets applicable to 1,447 shares outstanding	$11,023
Net Asset Value and offering price per share	$7.62

Minimum redemption price per share 1, 3	$7.39

1	A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days following such investments.
2	A maximum sales charge of 5.00% is imposed on Class A shares.
3	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

STATEMENT OF OPERATIONS	ANNUAL REPORT

For the
Year Ended
October 31, 2009
Investment Income:
Dividends from money market funds	$617
Dividends from equities	46,905
Total investment income	47,522

Expenses:
Management fees	10,883
Distribution (12b-1) fees - Class N	4,922
Distribution (12b-1) fees - Class A	156
Distribution (12b-1) fees - Class C	52
Legal fees	36,349
Accounting and transfer agent fees and expenses	36,061
Compliance officer fees	18,000
Registration fees	14,239
Audit fees	14,000
Miscellaneous expense	9,052
Trustee fees and expenses	6,304
Pricing fees	6,039
Custodian fees	4,910
Insurance	1,985
Total expenses	162,952
Less: fees waived and expenses absorbed	(132,362)
Net expenses	30,590

Net investment income	16,932

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(165,146)
Net change in unrealized appreciation on investments	433,519
Net realized and unrealized gain on investments	268,373

Net increase in net assets resulting from operations	$285,305

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

STATEMENTS OF CHANGES IN NET ASSETS	ANNUAL REPORT

	For the Year Ended	For the Year Ended
	October 31, 2009	October 31, 2008

Operations:
Net investment income	$16,932	$13,274
Net realized loss on investments	(165,146)	(121,658)
Net change in unrealized appreciation (depreciation) on investments	433,519	(441,549)
Net increase (decrease) in net assets resulting from operations	285,305	(549,933)

Distributions to shareholders from:
Net investment income	(18,357)	(11,618)
Net realized gain	-	(19,319)
	(18,357)	(30,937)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	951,903	987,859

Increase in net assets	1,218,851	406,989

Net Assets:
Beginning of period	1,600,227	1,193,238

End of period	$2,819,078	$1,600,227
Undistributed Net Investment Income	$1,063	$2,488

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

FINANCIAL HIGHLIGHTS			ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Class N

	For the Year Ended		For the Year Ended	For the Period Ended
	October 31, 2009		October 31, 2008	October 31, 2007 *

Net Asset Value, Beginning of Period	$7.02		$10.05	$10.00

Investment Operations:
Net investment income 1	0.06		0.08	0.06
Net realized and unrealized gain (loss) on investments	0.61		(2.90)	0.03
Total from investment operations	0.67		(2.82)	0.09

Distributions from:
Net investment income	(0.06)		(0.07)	(0.04)
Net realized capital gain	-		(0.14)	-
	(0.06)		(0.21)	(0.04)

Paid in capital from redemption fees	-	2	-	-

Net Asset Value, End of Period	$7.63		$7.02	$10.05

Total Return 3	9.76%		(28.55)%	0.92%	4

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,724		$1,536	$1,193

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.22%		10.55%	33.92%	5
After fees waived and expenses absorbed	1.50%		1.50%	1.50%	5

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(5.87)%		(8.10)%	(31.71)%	5
After fees waived and expenses absorbed	0.84%		0.95%	0.71%	5

Portfolio turnover rate	41%		80%	116%

*	The Epiphany Faith and Family Values 100 Fund Class N commenced operations on January 8, 2007.
1	The Epiphany Faith and Family Values 100 Fund Class N commenced operations on January 8, 2007.
2	Redemption fees resulted in less than $0.01 per share.
3	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
4	Aggregate total return, not annualized.
5	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

FINANCIAL HIGHLIGHTS	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A

	For the Year Ended	For the Period Ended
	October 31, 2009	October 31, 2008 *

Net Asset Value, Beginning of Period	$7.02	$8.77

Investment Operations:
Net investment income 1	0.06
Net realized and unrealized gain (loss) on investments	0.60	(1.75)
Total from investment operations	0.66	(1.75)

Distributions from:
Net investment income	(0.06)	(0.04)

Net Asset Value, End of Period	$7.62	$6.98

Total Return 2	9.60%	(19.57)%	3

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$84	$56

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.22%	10.53%	4
After fees waived and expenses absorbed	1.50%	1.50%	4

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(5.90)%	(8.13)%	4
After fees waived and expenses absorbed	0.82%	0.90%	4

Portfolio turnover rate	41%	80%

*	The Epiphany Faith and Family Values 100 Fund Class A commenced operations on March 19, 2008.
1	Per share amounts were calculated using the average shares method.
2	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of the sales charge.
3	Aggregate total return, not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

FINANCIAL HIGHLIGHTS	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class C

	For the Year Ended	For the Period Ended
	October 31, 2009	October 31, 2008 *

Net Asset Value, Beginning of Period	$7.00	$9.08

Investment Operations:
Net investment income 1	0.01	-	2
Net realized and unrealized gain (loss) on investments	0.63	(2.08)
Total from investment operations	0.64	(2.08)

Distributions from:
Net investment income	(0.02)	-	3

Net Asset Value, End of Period	$7.62	$7.00

Total Return 4	9.12%	(22.86)%	5

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11	$8

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.97%	11.13%	6
After fees waived and expenses absorbed	2.25%	2.25%	6

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(6.42)%	(8.83)%	6
After fees waived and expenses absorbed	0.29%	0.04%	6

Portfolio turnover rate	41%	80%

*	The Epiphany Faith and Family Values 100 Fund Class C commenced operations on February 13, 2008.
1	Per share amounts were calculated using the average shares method.
2	Net investment income per share resulted in less than $0.01 per share.
3	Net investment income distribution was less than $0.01 per share.
4	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of the sales charge.
5	Aggregate total return, not annualized.
6	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO FINANCIAL STATEMENTS

October 31, 2009	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Epiphany Faith and Family Values 100 Fund (the "Fund").  The Fund became effective with the Securities and Exchange Commission on January 5, 2007 and commenced operations on January 8, 2007.  The Fund is registered to offer three classes of shares, Class N, Class A and Class C.  The Class N shares commenced operations on January 8, 2007.  The Class A shares commenced operations on March 19, 2008.  The Class C shares commenced operations on February 13, 2008.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Fund is diversified.  The Fund’s investment objective is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment adviser to the Fund is Trinity Fiduciary Partners LLC (the "Adviser").

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         As specified in Financial Accounting Standards Board ("FASB") Statement No. 168, the FASB Accounting Standards Codification and Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board Accounting Standards Codification ("FASC") became the authoritative source of generally accepted accounting principles ("GAAP") recognized by the FASB.  As of the effective date, all accounting and reporting standards under GAAP are superseded.

b)         Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At October 31, 2009, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2009	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of October 31, 2009:
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$2,711,414	$-	$2,711,414
Short-Term Investments	75,703	-	75,703
Totals	$2,787,117	$-	$2,787,117

(a)
As of and during the year ended October 31, 2009, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

c)         Federal Income Tax—The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions in the open tax years of 2006, 2007 and 2008 and during the year ended October 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2006.

d)         Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

e)         Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

f)         Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Redemption fees and sales charges (loads)—Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge ("CDSC") of 1.00% in the event of certain redemption transactions within one year following such investments.  The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund.  There were redemption fees of $212 paid to the Fund and no CDSC fees paid to the Adviser for the year ended October 31, 2009.

h)         Multiple Class Allocations—Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2009	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i)          Accounting Standard—In March 2008, the FASB issued an update to ASC 815, Derivatives and Hedging that amends and expands disclosure requirements for derivative and hedging activities.  The topic is effective for financial statements issued for fiscal years beginning after November 15, 2008.  Management has adopted and there is no affect on the financial statements.

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended October 31, 2009 were as follows:

	Class N		Class A
	Shares	Amount	Shares	Amount
Sold	160,418	$1,068,638	5,105	$32,215
Reinvested	2,459	16,328	82	556
Redeemed	(24,705)	(156,241)	(2,108)	(13,035)
Net Increase	138,172	$928,725	3,079	$19,736

	Class C
	Shares	Amount
Sold	1,447	$11,300
Reinvested	3	17
Redeemed	(1,105)	(7,875)
Net Increase	345	$3,442

Transactions in shares of capital stock for the Fund for the fiscal year ended October 31, 2008 were as follows:

	Class N		Class A 1
	Shares	Amount	Shares	Amount
Sold	141,660	$1,259,633	7,964	$71,128
Reinvested	3,002	28,297	18	157
Redeemed	(44,480)	(381,361)	-	-
Net Increase	100,182	$906,569	7,982	$71,285

	Class C 2
	Shares	Amount
Sold	1,101	$10,000
Reinvested	1	5
Redeemed	-	-
Net Increase	1,102	$10,005

1 For the period March 19, 2008 (commencement of operations) through October 31, 2008.
2 For the period February 13, 2008 (commencement of operations) through October 31, 2008.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2009	ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the year ended October 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$1,817,468	$ 795,699

There were no government securities purchased or sold during the year.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund.  For the period November 1, 2008 through August 10, 2009, the Fund incurred $10,883 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at October 31, 2009.

The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) at 1.50% of the Fund's average daily net assets of Class N and Class A shares and at 2.25% of the Fund’s average daily net assets of Class C shares through February 29, 2012.  Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the year ended October 31, 2009, the Adviser waived management fees of $10,883 and reimbursed $121,479 of Fund expenses, of which, $47,042 was due from the Adviser as of October 31, 2009.  At October 31, 2009, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $403,569.  The Adviser may recapture $143,872 no later than October 31, 2010, $127,335 no later than October 31, 2011 and $132,362 no later than October 31, 2012.

A Trustee of the Trust is the Chief Executive Officer of the Adviser.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix" or the "Administrator").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix the greater of $9 per active shareholder account per year or a minimum fee of $625 per month plus the greater of $17,500 per year or an asset based fee of 0.07% of the Fund’s first $25 million in assets, 0.06% on assets in excess of $25 million to $50 million, 0.04% on assets in excess of $50 million to $100 million and 0.02% on assets in excess of $100 million.  For the year ended October 31, 2009, Matrix earned $36,061 for such services including out of pocket expenses, with $3,123 remaining payable at October 31, 2009.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the year ended October 31, 2009, Matrix earned $18,000 of compliance fees, with $1,500 remaining payable at October 31, 2009.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Adviser a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Class N and Class A shares and up to 1.00% for Class C shares.  Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2009	ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to these Plans) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating these Plans.  For the year ended October 31, 2009, the Fund incurred $4,922, $156 and $52 of 12b-1 fees for Class N, Class A and Class C, respectively.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at October 31, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,825,280	$212,157	$(250,320)	$(38,163)

The difference between book basis and tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

For the year ended October 31, 2009, the Fund distributed $18,357 of ordinary income.  For the fiscal year ended October 31, 2008, the Fund distributed $11,618 of ordinary income and $19,319 of short-term capital gains.

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  As of October 31, 2009, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	$1,063
Capital Loss Carryforwards	(291,967)
Net Unrealized Depreciation	(38,163)
Distributable Earnings, Net	$(329,067)

The capital loss carryforward and net unrealized depreciation shown above differ from the corresponding accumulated net realized loss and net unrealized depreciation figures reported in the statements of assets and liabilities due to differing book/tax treatment of certain temporary book/tax differences such as the deferral of realized losses on wash sales.

At October 31, 2009, the Fund had $124,716 and $167,251 of capital loss carryforwards expiring on October 31, 2016 and October 31, 2017, respectively available to offset future capital gains.  To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2009, Charles Schwab & Co., Inc. held 45.91% of the Fund’s shares in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control the Fund.

(7)	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2009	ANNUAL REPORT

(8)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through December 28, 2009, the date of the Fund’s financial statement issuance.

During the quarterly meeting of the Board of Trustees held on October 26, 2009, the Board of Trustees learned that there had been a change in the ownership structure of Trinity Fiduciary Partners ("Trinity").  On or about August 10, 2009, an investor who owned over 25% of the outstanding membership interests in Trinity sold his interest back to Trinity.  Also as a result of that transaction, Mr. Saladino increased his ownership interest in Trinity to over 25% of the outstanding membership interests.  Although the investor exercised no control over the day-to-day operations of Trinity, was not an officer of Trinity, and had no involvement in the decisions regarding the company, the repurchase of his membership interest, and Mr. Saladino's resulting acquisition of over 25% of the outstanding membership interests of Trinity, may be considered a "change of control" of Trinity under the Investment Company Act of 1940.

The Fund's Board of Trustees held an in-person meeting on November 16, 2009 and approved a new Management Agreement with Trinity which will take effect upon shareholder approval.  Trinity is continuing to serve as the investment adviser to the Fund.  However, it will not earn an advisory fee for the interim period from the date of the change of control (August 10, 2009) until the new Management Agreement is approved by shareholders.  Trinity will, however, continue to reimburse expenses pursuant to the expense limitation agreement that expires on February 29, 2012.  The shareholder vote is expected to take place on or about January 29, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
  of Epiphany Funds

We have audited the accompanying statement of assets and liabilities of the Epiphany Faith and Family Values 100 Fund (the “Fund”), a series of Epiphany Funds, including the schedule of investments as of October 31, 2009 and the related statements of operations for the year then ended, changes in net assets and financial highlights for the two years then ended, and financial highlights for the period January 8, 2007 (commencement of investment operations) through October 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of October 31, 2009, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Epiphany Faith and Family Values 100 Fund (the “Fund”), a series of Epiphany Funds, as of October 31, 2009, the results of it’s operations and changes in it’s net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
December 28, 2009

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
ADDITIONAL INFORMATION (Unaudited)	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plans, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-817-529-0444; and on the Commission’s website at http://www.sec.gov.

The Fund files Form N-PX, which describes how the Adviser has voted on all such Fund proxies during the 12-month period ending June 30.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-817-529-0444; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended October 31, 2009, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
Epiphany Faith and Family Values 100 Fund
Class N	$0.064738	-
Class A	$0.064032	-
Class C	$0.015701	-

Please note that, for the taxable year ended October 31, 2009, the respective percentages of ordinary income distributions paid by the Epiphany Faith and Family Values 100 Fund which consist of qualified dividend income for individuals are as follows:

Percentage
Epiphany Faith and Family Values 100 Fund	100%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

EPIPHANY FUNDS
APPROVAL OF THE NEW MANAGEMENT AGREEMENT (Unaudited)	ANNUAL REPORT

The Board has determined that continuity and efficiency of portfolio investment advisory services after the change of control of Trinity can best be assured by approving the new management agreement.  The Board believes that the new management agreement will enable the Trust to continue to obtain management services of high quality at costs which it deems appropriate and reasonable and that approval of the new agreement is in the best interests of the Trust and the shareholders of the Fund.

At a meeting of the Board of Trustees held on October 26, 2009, the Board, including the Independent Trustees, evaluated the impact of the proposed acquisition of controlling interest of the Adviser on the Fund.  In evaluating the impact of the acquisition, the Board, including the Independent Trustees, requested and reviewed materials furnished by the Adviser, including financial information, and discussed the proposed new management agreement.

Based on its review, the Board of Trustees believes that approval of the new management agreement is in the best interests of the Trust and the Fund's shareholders.  Accordingly, the Board of Trustees, including the Independent Trustees, unanimously recommends approval by the shareholders of the Fund of the new management agreement.  In making this recommendation, the Trustees primarily evaluated (i) their satisfaction with the experience, reputation, qualifications and background of the Adviser’s investment personnel, (ii) the nature and quality of operations and services including the research tools and overall investment philosophy that the Adviser will continue to provide the Fund with no change in fees, (iii) the benefits of continuity in services to be provided by the Adviser, and (iv) the fact that the portfolio manager will not change as a result of the change in control.

At the November 16, 2009 meeting, the Trustees were provided information about the Advisor and its operations and information describing the factors that should be considered with respect to the approval of an investment advisory agreement.  Counsel to the independent trustees explained that these factors should be considered in approving the new management agreement.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the new management agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Adviser will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Trustees noted that they had discussed at the organizational board meeting, the history of the Adviser and the investment experience of its personnel, as well as the quality of the services that they expect to receive from the Adviser. The Trustees noted that they had also discussed the task of achieving positive Fund performance while staying within the constraints of the Catholic Scorecard™.  The Board noted that it had also considered the experience and resources to be dedicated to the Fund by the Adviser.

The Adviser reported that its Code of Ethics remains in place, as well as the Adviser's Compliance Policies and Procedures.  The Board concluded that, overall, the nature, extent and quality of the services to be provided to the Fund under the new management agreement were consistent with the Board’s expectations.

The Fund’s performance was evaluated by the Board and found to be acceptable for the purposes of approving the new management agreement.  It was the consensus of the Trustees that the overall investment philosophy of the Adviser was satisfactory and that the research tools and overall approach employed by the Adviser would provide reasonable returns.

As to comparative fees and expenses, the Trustees noted that at the organizational board meeting, they had considered the management fee to be paid by the Fund and compared those fees to management fees paid by funds in a peer group comprised of other mutual funds with a Catholic values or socially responsible investment objective.  The Trustees noted that they had also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and had determined that the Fund’s contractual management fee was within the range for the peer group, while the Fund’s total expense ratio was within the range of total expenses of the peer group.  The Trustees noted that they also considered the Adviser’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits, and that these fee waivers and expense reimbursements would be in effect under the new management agreement.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund expects to receive from the Adviser and the level of fees paid by funds in the peer group.  As to the profits to be realized by the Adviser, the Trustees noted that they had reviewed the Adviser’s estimates of its profitability and its financial condition at the organizational board meeting.  Based on this review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was reasonable, competitive with that of comparable funds and not excessive under the new management agreement.

As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Fund; however, it was the consensus of the Board that the issue be revisited as the Fund grows.

As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the proposed new management agreement is in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the new management agreement and voted to recommend it to shareholders for approval.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Robert J. Mitchell 306 W. 7th Street Suite 888 Fort Worth, Texas 76102 Age: 62	Trustee	Indefinite/ December 1, 2006 - present	Board Member, Partners in Health, a hospital foundation, since 2003. Board Member, E. Technos, software administration, since 2004.	1	Principal, Board Member, Mitchell & Moroneso IS, Inc.
Joseph Kenneth Dalton 3613 Lands End Street Fort Worth, Texas 76109 Age: 68	Trustee	Indefinite/ June 22, 2009 – present	Retired	1	Independent Trustee and Chairman of Audit Committee, Rydex Mutual Funds and Rydex Variable Annuities; Board Member, AA Sleeper Cab Co.
William Reichenstein Baylor University Hankamer School of Business Waco, Texas 76798-8004 Age: 57	Trustee	Indefinite/ December 1, 2006 - present	Professor of Investments, Baylor University, since 1990.	1	Independent Director, CM Advisors Family of Funds
Interested Trustees and Officers
Samuel J. Saladino III* 306 W. 7th Street Suite 616 Fort Worth, TX 76102 Age: 36	President and Chairman and Trustee	Indefinite/ December 1, 2006 – present (Trustee since September 27, 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005. Owner, Ameriprise, financial planning, 1995-2004.	1	None
David F. Ganley 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Age: 62	Chief Compliance Officer and Secretary	Indefinite/ December 1, 2006 - present
Senior Vice President, Matrix Capital Group, Inc., financial services, since 2005. Secretary and Treasurer, Catalyst Funds, mutual fund, since 7/2006. Chief Compliance Officer, The USX China Fund, mutual fund, since 2005. Chief Compliance Officer, The Blue and White Fund, mutual fund, 2004 -1/2006. Financial Principal, Shipley Raidy Capital Partners, broker/ dealer 2001-2005. President, Treasurer and Director, InCap Securities, Inc., broker/ dealer 2001- 2005. Financial Principal, Prisol Securities Inc., broker-dealer, 2001-2005.  Chief Administrative Officer, InCap Service Company, financial services, 2001-2004.
				N/A	N/A

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Last 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
Larry E. Beaver, Jr. 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Age: 40	Chief Financial Officer and Treasurer	Indefinite/ November 2007 - present	Director of Fund Accounting & Administration, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005.	N/A	N/A
*  Samuel J. Saladino III is deemed an interested trustee because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment advisor.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $700 per Board meeting attended.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended October 31, 2009.

Name of Trustee	Aggregate Compensation From the Epiphany Faith and Family Values 100 Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Epiphany Faith and Family Values 100 Fund Paid to Trustees
Independent Trustees
Robert J. Mitchell	$2,800	Not Applicable	Not Applicable	$2,800
William Reichenstein	$2,800	Not Applicable	Not Applicable	$2,800
Joseph Kenneth Dalton (1)	$ 700	Not Applicable	Not Applicable	$ 700
Interested Trustees
Samuel J. Saladino III	None	Not Applicable	Not Applicable	None

1 Joseph Kenneth Dalton was approved as a Trustee of the Trust effective June 22, 2009.

Epiphany Funds
2214 Michigan Avenue
Suite E
Arlington, TX 76013

INVESTMENT ADVISER
Trinity Fiduciary Partners LLC
2214 Michigan Avenue
Suite E
Arlington, TX 76013

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington Bancshares, Inc.
7 Easton Oval
Columbus, OH  43219

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of trustees has determined that Robert J. Mitchell, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert.  Mr. Mitchell is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,000 and $10,500 with respect to the registrant’s fiscal years ended October 31, 2009 and 2008 respectively.

(b)
Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 and $1,500 with respect to the registrant’s fiscal years ended October 31, 2009 and 2008, respectively.  The services comprising  these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2009 and 2008 respectively.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of regulation S-X.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2009 and 2008 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By Samuel J. Saladino, III	/s/ Samuel J. Saladino, III
President,
Date: January 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Samuel J. Saladino, III	/s/ Samuel J. Saladino, III
President
Date: January 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: January 5, 2010